14. Financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Trade and other payables	$ 2,545,492	$ 8,031,529
Trade Payables
Disclosure of financial liabilities [line items]
Trade and other payables	2,398,457	7,572,934
Insurance Payable
Disclosure of financial liabilities [line items]
Trade and other payables	118,828	431,375
Payables to Associates
Disclosure of financial liabilities [line items]
Trade and other payables	$ 28,207	$ 27,220